Right of use Assets - Detailed Information About Right Of Use Assets (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	¥ 43,073
End of year	37,960	$ 5,818	¥ 43,073
Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	70,333		0
Additions	8,211		6,906
Disposals	(5,379)		(461)
End of year	73,165		70,333
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(27,260)		0
Disposals	4,632		461
Charge for the year	(12,577)		(11,192)
End of year	(35,205)		(27,260)
Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			63,888
Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(16,529)
As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			47,359
As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			63,888
As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(16,529)
Buildings [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	9,325
End of year	7,670		9,325
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	17,730		0
Additions	2,721		3,620
Disposals	(4,584)
End of year	15,867		17,730
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(8,405)		0
Disposals	4,093
Charge for the year	(3,885)		(3,443)
End of year	(8,197)		(8,405)
Buildings [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			14,110
Buildings [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(4,962)
Buildings [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			9,148
Buildings [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			14,110
Buildings [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(4,962)
Telecommunications equipment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	23,922
End of year	20,558		23,922
Telecommunications equipment [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	37,984		0
Additions	5,023		2,814
Disposals	(551)		(461)
End of year	42,456		37,984
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(14,062)		0
Disposals	304		461
Charge for the year	(8,140)		(7,308)
End of year	(21,898)		(14,062)
Telecommunications equipment [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			35,631
Telecommunications equipment [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(7,215)
Telecommunications equipment [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			28,416
Telecommunications equipment [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			35,631
Telecommunications equipment [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(7,215)
Land use rights [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	9,173
End of year	8,907		9,173
Land use rights [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	13,682		0
Additions	41		178
Disposals	(14)
End of year	13,709		13,682
Land use rights [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(4,509)		0
Disposals	5
Charge for the year	(298)		(295)
End of year	(4,802)		(4,509)
Land use rights [Member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			13,504
Land use rights [Member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(4,214)
Land use rights [Member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			9,290
Land use rights [Member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			13,504
Land use rights [Member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(4,214)
Other assets [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	653
End of year	825		653
Other assets [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	937		0
Additions	426		294
Disposals	(230)
End of year	1,133		937
Other assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(284)		0
Disposals	230
Charge for the year	(254)		(146)
End of year	¥ (308)		(284)
Other assets [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			643
Other assets [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			(138)
Other assets [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			505
Other assets [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			643
Other assets [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year			¥ (138)